Contingent liabilities and financial commitments - General Litigation Overview - Additional Information (Details) £ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($) NGN (₦) HRK (kn) CAD ($) EGP (ج.م.) MZN (MT) ARS ($) AOA (Kz) TRY (₺) BRL (R$) SAR (ر.س) KRW (₩) EUR (€) JPY (¥) CASE Case	Dec. 31, 2023 GBP (£) NGN (₦) HRK (kn) CAD ($) EGP (ج.م.) MZN (MT) USD ($) ARS ($) AOA (Kz) TRY (₺) BRL (R$) SAR (ر.س) KRW (₩) EUR (€) JPY (¥) CASE Case	Dec. 31, 2022 Case
Disclosure Of Commitments And Contingencies [Line Items]
Provisions under state settlement agreements	$ 5,200,000,000	£ 4.1
Initial number of cases	4,000	4,000
Number of cases after reduction	400	400
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	12	12	12
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	54	54	51
Outside United States | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	12	12
Canada | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	11	11
Canada | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	5	5
Venezeula | Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
Italy | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	8	8
Brazil | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	15	15
Chile | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	17	17
Argentina | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	5	5
Ireland | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE	2	2
Further two jurisdictions | Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases	1	1
US dollar
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.2748	1.2748
Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1.6810	1.6810
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €	1.1540	1.1540
Brazil, Brazil Real
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$	6.1925	6.1925
Angola, Kwanza
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz	1,072.966	1,072.966
Argentina, Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $	1,030.6707	1,030.6707
Mozambique, Meticais
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | MT	81.4087	81.4087
Nigeria, Nairas
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦	1,144.133	1,144.133
Korea (South), Won
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩	1,641.81	1,641.81
Croatia, Kuna
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn	8.6950	8.6950
Croatia, Kuna | Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn	7.5345	7.5345
Japan, Yen
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥	179.7213	179.7213
Saudi Arabia, Riyals
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.س	4.7805	4.7805
Turkey, New Lira
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₺	37.6499	37.6499
Egypt, Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ج.م.	39.4232	39.4232